Net Income per Limited Partner Unit and Cash Distributions	12 Months Ended
Dec. 31, 2014
Net Income per Limited Partner Unit
Net Income per Limited Partner Unit and Cash Distributions
Net Income per Limited Partner Unit and Cash Distributions

The following table presents the Partnership’s calculation of net income per limited partner unit for common and subordinated limited partner units. Net income attributable to periods prior to the IPO, to Sunrise for periods prior to July 22, 2013, to Jupiter for periods prior to May 7, 2014 and to NWV Gathering for periods prior to March 17, 2015 are not allocated to the limited partners for purposes of calculating net income per limited partner unit.

The phantom units granted to the independent directors of the Board of Directors of the Partnership’s general partner will be paid in common units on a director’s termination of service from the Board of Directors. As there are no remaining service, performance or market conditions related to these awards, 11,418 phantom unit awards were included in the calculation of basic weighted average limited partner units outstanding for the year ended December 31, 2014. Potentially dilutive securities included in the calculation of diluted weighted average limited partner units outstanding totaled 137,800, 108,113 and 54,938 for the years ended December 31, 2014, 2013 and 2012, respectively.

	Years Ended December 31,
	2014	2013	2012
	(Thousands, except per unit data)
Net income	$266,500	$189,791	$110,216
Less:
Pre-acquisition net income allocated to parent	(53,878)	(86,213)	(73,657)
General partner interest in net income – 2%	(4,252)	(2,140)	(791)
General partner interest in net income attributable to incentive distribution rights	(11,453)	(787)	—
Limited partner interest in net income	$196,917	$100,651	$35,768

Net income allocable to common units - basic	$136,992	$58,673	$16,345
Net income allocable to subordinated units - basic	59,925	41,978	19,423
Limited partner interest in net income - basic	$196,917	$100,651	$35,768

Net income allocable to common units - diluted	$137,048	$58,697	$16,370
Net income allocable to subordinated units - diluted	59,869	41,954	19,398
Limited partner interest in net income - diluted	$196,917	$100,651	$35,768

Weighted average limited partner units outstanding – basic
Common units	38,405	23,399	17,339
Subordinated units	17,340	17,340	17,340
Total	55,745	40,739	34,679
Weighted average limited partner units outstanding – diluted
Common units	38,543	23,507	17,394
Subordinated units	17,340	17,340	17,340
Total	55,883	40,847	34,734
Net income per limited partner unit – basic
Common units	$3.57	$2.51	$0.94
Subordinated units	3.46	2.42	1.12
Total	$3.53	$2.47	$1.03
Net income per limited partner unit - diluted
Common units	$3.56	$2.50	$0.94
Subordinated units	3.45	2.42	1.12
Total	$3.52	$2.46	$1.03

The partnership agreement requires that, within 45 days after the end of each quarter, beginning with the quarter ended September 30, 2012, the Partnership distribute all of its available cash (described below) to unitholders of record on the applicable record date.

Available cash

Available cash generally means, for any quarter, all cash and cash equivalents on hand at the end of that quarter:

•                  less, the amount of cash reserves established by the Partnership’s general partner to:

•                   provide for the proper conduct of the Partnership’s business (including reserves for future capital expenditures, anticipated future debt service requirements and refunds of collected rates reasonably likely to be refunded as a result of a settlement or hearing related to FERC rate proceedings or rate proceedings under applicable law subsequent to that quarter);

•                  comply with applicable law, any of the Partnership’s debt instruments or other agreements; or

•                  provide funds for distributions to the Partnership’s unit holders and to the Partnership’s general partner for any one or more of the next four quarters (provided that the Partnership’s general partner may not establish cash reserves for distributions if the effect of the establishment of such reserves will prevent the Partnership from distributing the minimum quarterly distribution on all common units and any cumulative arrearages on such common units for the current quarter);

•                   plus, if the Partnership’s general partner so determines, all or any portion of the cash on hand on the date of determination of available cash for the quarter resulting from working capital borrowings made subsequent to the end of such quarter.

Subordinated Units

As of December 31, 2014, all subordinated units were held by EQT. The Partnership’s partnership agreement provides that, during the period of time referred to as the “subordination period,” the common units will have the right to receive distributions of available cash from operating surplus each quarter in an amount equal to $0.35 per common unit (the minimum quarterly distribution, as defined in the Partnership’s partnership agreement) plus any arrearages in the payment of the minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units. The practical effect of the subordinated units is to increase the likelihood that during the subordination period there will be available cash to distribute the minimum quarterly distribution to the common units. The subordination period ended during the first quarter of 2015 and the subordinated units were converted to common units on a one-for-one basis when the distribution requirements, as defined in the Partnership’s partnership agreement, were met. See Note 17.

Incentive Distribution Rights

All incentive distribution rights are held by the Partnership’s general partner. Incentive distribution rights represent the right to receive an increasing percentage (13.0%, 23.0% and 48.0%) of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels described below have been achieved. The Partnership’s general partner may transfer the incentive distribution rights separately from its general partner interest, subject to restrictions in the Partnership’s partnership agreement.

The following discussion assumes that the Partnership’s general partner continues to own both its 2.0% general partner interest and the incentive distribution rights.

If for any quarter:

•                   the Partnership has distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution; and

•                  the Partnership has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

then, the Partnership will distribute any additional available cash from operating surplus for that quarter among the unitholders and the Partnership’s general partner in the following manner:

	Total Quarterly Distribution per	Marginal Percentage Interest in Distributions
	Unit Target Amount	Unitholders	General Partner
Minimum Quarterly Distribution	$0.35	98.0%	2.0%
First Target Distribution	Above $0.3500 up to $0.4025	98.0%	2.0%
Second Target Distribution	Above $0.4025 up to $0.4375	85.0%	15.0%
Third Target Distribution	Above $0.4375 up to $0.5250	75.0%	25.0%
Thereafter	Above $0.5250	50.0%	50.0%

To the extent these incentive distributions are made to the general partner, more available cash proportionally is allocated to the general partner than to holders of common and subordinated units.